Supplement dated December 7, 2007 to the following Prospectuses

Excelsior Funds, Inc.

Excelsior Funds Trust

Equity Funds—Shares Class Prospectus

Emerging Markets Fund

International Fund

Pacific/Asia Fund
dated July 1, 2007, as most
recently supplemented through
November 16, 2007

Excelsior Funds, Inc. Excelsior Funds Trust Equity Funds—Class A and Class C Shares Prospectus Emerging Markets Fund dated October 1, 2007, as most recently supplemented through November 16, 2007

Excelsior Funds Trust Institutional Shares Class Prospectus, Emerging Markets Fund International Equity Fund dated July 1, 2007, as most recently supplemented through November 16, 2007

THE INFORMATION SET FORTH BELOW IS EFFECTIVE JANUARY 4, 2008

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective January 4, 2008, Donald Elefson, CFA will no longer serve as portfolio manager of the Emerging Markets Fund, and will no longer serve as a co-portfolio manager of the Pacific/Asia Fund, International Equity Fund and International Fund. Accordingly, the information with regard to Mr. Elefson in the section entitled “Portfolio Managers” in the Prospectuses listed above is deleted.

Effective January 4, 2008, the disclosure paragraph under the section entitled “Portfolio Managers” as it relates to Emerging Markets Fund is removed and replaced in its entirety with the following:

Fred Copper, CFA and Jasmine (Weili) Huang, CFA, serve as the portfolio co-managers for the Emerging Markets Fund and are primarily responsible for the day-to-day management of the Fund. Mr. Copper has been associated with U.S. Trust since July, 2007 and has been associated with Columbia Management Advisors, LLC or its predecessors since September, 2005. Prior to joining Columbia Management Advisors, LLC, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005. Ms. Huang has been associated with U.S. Trust since September, 2007 and has been associated with Columbia Management Advisors, LLC or its predecessors since September, 2003. Prior to joining Columbia Management Advisors, LLC, Ms. Huang held a manager position with Deloitte’s management consulting practice from June, 2000 to September, 2003. U.S. Trust and Columbia Management Advisors, LLC are each wholly-owned subsidiaries of Bank of America.

Effective January 4, 2008, the disclosure paragraph under the section entitled “Portfolio Managers” as it relates to International Fund and International Equities Fund is removed and replaced in its entirety with the following:

Fred Copper, CFA, Jasmine (Weili) Huang, CFA, Daisuke Nomoto, CMA, Timothy R. Anderson, and Paul J. DiGiacomo serve as the portfolio co-managers for the International Fund and International Equities Fund and are primarily responsible for the day-to-day management of the Funds. Mr. Copper has been associated with U.S. Trust since July, 2007 and has been associated with Columbia Management Advisors, LLC or its predecessors since September, 2005. Prior to joining Columbia Management Advisors, LLC, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005. Ms. Huang has been associated with U.S. Trust since September, 2007 and has been associated with Columbia Management Advisors, LLC or its predecessors since September, 2003. Prior to joining Columbia Management Advisors, LLC, Ms. Huang held a manager position with Deloitte’s management consulting practice from June, 2000 to September, 2003. Mr. Nomoto has been associated with U.S. Trust since September, 2007 and has been associated with Columbia Management Advisors, LLC or its affiliates since April, 2005. Prior to joining Columbia Management Advisors, LLC, Mr. Nomoto served as an equity analyst at Putnam Investments from April, 2003 to March, 2005. Prior to April, 2003, Mr. Nomoto worked at Nissay Asset Management, a subsidiary of Nippon Life Insurance Company, as a senior portfolio manager and equity analyst from April, 1999 to March, 2003. Mr. Anderson has been associated with U.S. Trust since July, 2007 and has been associated with Columbia Management Advisors, LLC since March, 2006. Prior to March, 2006, Mr. Anderson was a portfolio manager with Morgan Stanley from February, 2005 to October, 2005. Prior to February, 2005, Mr. Anderson worked as a technology analyst and portfolio manager at Oaktree Capital Management from March, 2003 to February, 2005. Prior to March, 2003, Mr. Anderson worked as a senior equity analyst at Salomon Smith Barney from June, 2000 to March, 2003. Mr. DiGiacomo has been associated with U.S. Trust since July, 2007 and has been associated with Columbia Management Advisors, LLC since April, 2006. Prior to April, 2006, Mr. DiGiacomo worked as a sleeve manager and analyst for the domestic and international small-cap core funds with Putnam Investments from August, 2002 to April, 2006. U.S. Trust and Columbia Management Advisors, LLC are each wholly-owned subsidiaries of Bank of America.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EXC-47/138700-1207